Activities of the Company and significant events - Additional Information (Detail) $ in Millions								12 Months Ended
	Nov. 27, 2020	Oct. 22, 2020 USD ($)	Oct. 19, 2020 USD ($)	Sep. 03, 2020 USD ($)	Feb. 13, 2020 MXN ($)	Oct. 10, 2018 USD ($)	Sep. 30, 2015	Dec. 31, 2020 MXN ($) Facility Airport	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($) Facility	Jun. 25, 2020 MXN ($)	May 15, 2020 MXN ($)	Apr. 30, 2020 MXN ($)	Apr. 23, 2020 MXN ($)	Feb. 14, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Apr. 23, 2019 MXN ($)	Apr. 25, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Apr. 25, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility								12		12
Description of the agreement								In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
Cost of the concessions								$ 15,938,359,000													$ 15,938,359,000
Description on concessions agreement term								On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date
Concession agreement term								The term of the concession is 50 years as of November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement								Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law
Percentage of common stock voting																						100.00%		85.00%
Participation percentage in stock exchanges																								100.00%
Long-term debt securities					$ 30,000,000						$ 42,000,000				$ 22,000,000
Unsecured loan					$ 3,000,000					$ 191.0	4,200,000				$ 2,200,000
Description of derivative instruments variable interest rate basis					Interest will be payable every 28 days at a variable rate of TIIE-28 plus 17 basis points
Debt securities,basis points					17.00%
Debt securities, Maturity date					Feb. 06, 2025
Cash and cash equivalents (Note 5)								$ 14,444,549,000	$ 6,151,457,000							$ 7,500,193,000			$ 7,730,143,000
Percentage increase in cash and cash equivalents								92.60%
Borrowings								$ 24,355,166,000
Debt securities,basis points					17.00%
Reserve for repurchase of shares								$ 3,283,374,000	$ 2,983,374,000					$ 1,550,000		$ 3,283,374,000
Loan term								with monthly interest payments, for a term of 5 years
Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Reserve for repurchase of shares														$ 1,550,000			$ 1,550,000,000	$ 1,550,000,000		$ 1,250,000,000
Variable Rate of TIIE-28 plus 85 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan											$ 602,000
Description of derivative instruments variable interest rate basis								variable rate of TIIE-28 plus 85 basis points, payment of principal on June 22, 2023
Debt securities,basis points											85.00%
Debt securities,basis points											85.00%
Interest every 182 Days at Fixed Annual Rate of 8.14% [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan											$ 3,598,000
Description of derivative instruments variable interest rate basis								will pay interest every 182 days at a fixed annual rate of 8.14%, with payment of principal on June 17, 2027
Fixed Interest Rate [Member] | Interest every 182 Days at Fixed Annual Rate of 8.14% [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate											8.14%
Scotiabank Inverlat, S.A. (Scotiabank) [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan			$ 95.5
Fixed annual interest rate			2.063%
Loan term			36 months
Borrowings maturity date			Jan. 19, 2021
BBVA Bancomer, S.A. (BBVA) [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan		$ 95.5
Fixed annual interest rate		1.97%
Loan term		36 months
Borrowings maturity date		Feb. 02, 2021
Bank of Nova Scotia Jamaica Limited and The Bank of Nova Scotia [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Borrowings interest rate basis								Libor plus 310 basis points
Payment of loan				$ 60.0
Loans disposed value				$ 30.0
Loan term				5 years
Loan term extended				2 years
Percentage of principal				10.00%
Percentage of maturity				90.00%
Description of loan repayment								The loan has a term of 5 years with an optional extension of 2 years for up to USD$ 54.0 million, with a monthly interest rate of Libor plus 310 basis points and payment of 10% of the principal in month 54, at 90% maturity.
Bank of Nova Scotia Jamaica Limited and The Bank of Nova Scotia [Member] | Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Borrowings				$ 54.0
Master Development Programs (MDP) [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investment postponed period	20 months
Loan agreements [Member] | Scotiabank Inverlat, S.A. (Scotiabank) [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt securities,basis points													100.00%
Borrowings													$ 1,000,000
Borrowings interest rate basis								15-month term and principal payment upon maturity, paying a variable interest rate, 28-day TIIE plus 100 basis points
Debt securities,basis points													100.00%
Loan agreements [Member] | BBVA Bancomer, S.A. (BBVA) [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Borrowings												$ 1,000,000
Borrowings interest rate basis								24-month term and principal payment upon maturity, paying a fixed annual interest rate of 6.99%,
Loan agreements [Member] | BBVA Bancomer, S.A. (BBVA) [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate												6.99%
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period						25 years		25 years
Concession agreement possible extension period						5 years
Concession agreement latest commence date						Oct. 10, 2019
Concession agreement payable during the following 12 months						$ 7.1
NMIA [Member] | IFC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months						2.1
NMIA [Member] | AAJ [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months						$ 5.0
Percentage of total aeronautical and commercial revenues obliged to pay as concession right						62.01%
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company							14.77%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																							100.00%
Transaction cost																							$ 192.0
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term								MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003.
Percentage of stake by the company								74.50%
Percentage of stake by non controlling owners								25.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions								$ 15,938,359,000
Number of operate and develop airports | Airport								12
Benefit from use of airport facilities term								50 years
Percentage of tax to be paid								5.00%	5.00%